Location and Fair Value Amounts of Derivatives Designated as Hedging Instruments in Consolidated Balance Sheet (Detail) (Designated as Hedging Instrument, Interest Rate Swap Agreements)
In Thousands, unless otherwise specified
	Mar. 31, 2012 Lease Deposits And Other USD ($)	Mar. 31, 2012 Lease Deposits And Other JPY (¥)	Mar. 31, 2012 Deferred Income Taxes And Other USD ($)	Mar. 31, 2012 Deferred Income Taxes And Other JPY (¥)	Mar. 31, 2011 Deferred Income Taxes And Other JPY (¥)	Mar. 31, 2012 Accrued Expenses And Other USD ($)	Mar. 31, 2012 Accrued Expenses And Other JPY (¥)	Mar. 31, 2011 Accrued Expenses And Other JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Asset derivatives, Current Fair value					¥ 4,000
Liability derivatives, Current Fair value						5,512	452,000	73,000
Asset derivatives, Long-term Fair value	549	45,000
Liability derivatives, Long-term Fair value			$ 18,610	¥ 1,526,000	¥ 2,766,000